Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	kr 12,195
Property, plant and equipment, closing balance	10,545	kr 12,195
Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	2,634
Property, plant and equipment, closing balance	2,813	2,634
Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	643
Property, plant and equipment, closing balance	671	643
Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7,860
Property, plant and equipment, closing balance	6,281	7,860
Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,058
Property, plant and equipment, closing balance	780	1,058
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	49,543	50,541
Additions	2,340	3,297
Balances regarding acquired/divested business		(347)
Disposals	(2,569)	(3,214)
Reclassiﬁcations	0
Translation differences	1,592	(734)
Property, plant and equipment, closing balance	50,906	49,543
Cost [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	7,336	7,523
Additions	208	87
Disposals	(301)	(443)
Reclassiﬁcations	507	327
Translation differences	335	(158)
Property, plant and equipment, closing balance	8,085	7,336
Cost [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	3,752	3,825
Additions	239	134
Disposals	(127)	(221)
Reclassiﬁcations	14	75
Translation differences	156	(61)
Property, plant and equipment, closing balance	4,034	3,752
Cost [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	37,397	38,220
Additions	949	1,713
Balances regarding acquired/divested business		(347)
Disposals	(1,928)	(2,318)
Reclassiﬁcations	524	627
Translation differences	1,065	(498)
Property, plant and equipment, closing balance	38,007	37,397
Cost [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	1,058	973
Additions	944	1,363
Disposals	(213)	(232)
Reclassiﬁcations	(1,045)	(1,029)
Translation differences	36	(17)
Property, plant and equipment, closing balance	780	1,058
Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(35,254)	(34,685)
Depreciations	(3,861)	(4,272)
Balances regarding acquired/divested business		227
Disposals	2,200	2,936
Reclassiﬁcations	0
Translation differences	(1,184)	540
Property, plant and equipment, closing balance	(38,099)	(35,254)
Accumulated depreciation and amortization [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(4,265)	(4,282)
Depreciations	(469)	(480)
Disposals	277	395
Reclassiﬁcations	(128)
Translation differences	(201)	102
Property, plant and equipment, closing balance	(4,786)	(4,265)
Accumulated depreciation and amortization [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,898)	(2,797)
Depreciations	(346)	(382)
Disposals	103	220
Reclassiﬁcations	86	1
Translation differences	(124)	60
Property, plant and equipment, closing balance	(3,179)	(2,898)
Accumulated depreciation and amortization [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(28,091)	(27,606)
Depreciations	(3,046)	(3,410)
Balances regarding acquired/divested business		227
Disposals	1,820	2,321
Reclassiﬁcations	42	(1)
Translation differences	(859)	378
Property, plant and equipment, closing balance	(30,134)	(28,091)
Accumulated depreciation and amortization [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0
Depreciations	0
Disposals	0
Reclassiﬁcations	0
Translation differences	0
Property, plant and equipment, closing balance	0	0
Accumulated impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(2,094)	(1,620)
Impairment losses	(282)	(662)
Disposals	245	131
Reclassiﬁcations	0
Translation differences	(131)	57
Property, plant and equipment, closing balance	(2,262)	(2,094)
Accumulated impairment losses [member] | Real estate [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(437)	(385)
Impairment losses	(28)	(101)
Disposals	22	40
Reclassiﬁcations	(17)
Translation differences	(26)	9
Property, plant and equipment, closing balance	(486)	(437)
Accumulated impairment losses [member] | Machinery and other technical assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(211)	(114)
Impairment losses	17	(114)
Disposals	8	7
Reclassiﬁcations	15
Translation differences	(13)	10
Property, plant and equipment, closing balance	(184)	(211)
Accumulated impairment losses [member] | Other equipment tools and installations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	(1,446)	(1,121)
Impairment losses	(174)	(428)
Disposals	118	65
Reclassiﬁcations	2
Translation differences	(92)	38
Property, plant and equipment, closing balance	(1,592)	(1,446)
Accumulated impairment losses [member] | Construction in progress and advance payments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, opening balance	0
Impairment losses	(97)	(19)
Disposals	97	19
Reclassiﬁcations	0
Translation differences	0
Property, plant and equipment, closing balance	kr 0	kr 0